Intangible assets - Schedule of Sensitivity analysis of the impairment test of intangible assets without a finite useful life (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of intangible assets with indefinite useful life [line items]
Period of goodwill impairment tests and other assets	5 years
Discount rate applied to cash flow projections	11.40%	11.50%
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Goodwill | Carrying amount
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 1,027,964
2022 | Carrying amount
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 1,027,964